Related party transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions

The Group had the following significant related party transactions for the years ended September 30, 2023, 2024 and 2025:

	For the years ended September 30,
	2023	2024	2025

Collection and settlement of loans to related parties
Beijing Qichuang	$106	$69	$-
Dr. Houqi Zhang	87	-	-
Mr. Jun Lian	14	-	-
Others	10	1	-
Total	$217	$70	$-

Proceeds from borrowings from related parties
Dr. Houqi Zhang	$1,823	$629	$608
Qifu Future	-	304	-
Mr. Jun Lian	535	268	-
Ms. Jun Wang	-	214	-
Mr. Hui Zhang	14	151	-
Others	3	-	-
Total	$2,375	$1,566	$608

Repayment and settlement of borrowings to related parties
Dr. Houqi Zhang	$2,092	$390	$1,289
Qifu Future	-	305	-
Mr. Jun Lian	535	236	42
Ms. Jun Wang	43	97	111
Mr. Hui Zhang	14	97	13
Zhongchi Chi Fu Management	-	21	-
Total	$2,684	$1,146	$1,455

Loans to related parties
Qifu Future	$-	$83	$-
Zhongchi Chefu Data	-	34	27
Mr. Houqi Zhang	-	-	14
Changsha Tongjie	5	-	-
Others	77	-	-
Total	$82	$117	$41

Payable transfer to Dr. Houqi Zhang
Huashui Yixing to Dr. Houqi Zhang	502	-	-
Zhongchi Chi Fu Management to Dr. Houqi Zhang	-	83	-

Advance to Dr. Houqi Zhang (1)	156	-	-

Advance to Dr. Houqi Zhang and offset between loan from Dr. Houqi Zhang (1)	-	153	-

(1)	Advance to Dr. Houqi Zhang represented cash in advance to Dr. Houqi Zhang for the potential expense for the Group’s financing during the fiscal year 2023, and the advance payment has been offset by the loan from Dr. Houqi Zhang in January 2024.

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

		As of September 30,
		2024	2025
Related parties	Nature
Changsha Tongjie (1)	Loan to related party	$1,058	$-
Mr. Yufeng Bai (2)	Loan to related party	295	-
Beijing Qichuang (1)	Loan to related party	89	-
Others	Others	254	10
Total		$1,696	$10
Less: provision of credit losses (3)		(1,402)	-
Amounts due from related parties, net		$294	$10

(1)	The Group has recorded full provision on loan to Changsha Tongjie as of September 30, 2024. The Group has recorded nil and full provision on loan to Beijing Qichuang as of September 30, 2024 and 2025, respectively. During the year ended September 30, 2025, the Group wrote off the loan as the related parties had no operations and the loans cannot be collected.

(2)	The Group has recorded full provision on loan to Mr. Yufeng Bai as of September 30, 2024 as the collectability is remote. The balance as of September 30, 2025 as well as the provision has been reclassified to prepayments and other current assets as Mr. Yufeng Bai was not a related party in the year ended September 30, 2025.

(3)	The total credit loss expenses recorded for the related party receivables were US$1,476, nil and US$391 for the years ended September 30, 2023, 2024 and 2025, respectively. The Company wrote off all balances due from those related parties with no operations.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2024	2025
Related parties	Nature
Dr. Houqi Zhang	Loan from related party	$400	$503
Ms. Jun Wang	Loan from related party	227	111
Others	Others	140	138
Total		$767	$752